Consolidated Statement of Income (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest income
Loans and leases	$ 34,307	$ 36,470	$ 38,880
Debt securities	8,021	9,749	8,908
Federal funds sold and securities borrowed or purchased under agreements to resell	1,039	1,229	1,502
Trading account assets	4,561	4,706	5,094
Other interest income	2,958	2,866	3,016
Total interest income	50,886	55,020	57,400
Interest expense
Deposits	1,080	1,396	1,990
Short-term borrowings	2,578	2,923	3,572
Trading account liabilities	1,576	1,638	1,763
Long-term debt	5,700	6,798	9,419
Total interest expense	10,934	12,755	16,744
Net interest income	39,952	42,265	40,656
Noninterest income
Card income	5,944	5,826	6,121
Service charges	7,443	7,390	7,600
Investment and brokerage services	13,284	12,282	11,393
Investment banking income	6,065	6,126	5,299
Equity investment income	1,130	2,901	2,070
Trading account profits	6,309	7,056	5,870
Mortgage banking income	1,563	3,874	4,750
Gains on sales of debt securities	1,354	1,271	1,662
Other income (loss)	1,203	(49)	(2,087)
Total noninterest income	44,295	46,677	42,678
Total revenue, net of interest expense	84,247	88,942	83,334
Provision for credit losses	2,275	3,556	8,169
Noninterest expense
Personnel	33,787	34,719	35,648
Occupancy	4,260	4,475	4,570
Equipment	2,125	2,146	2,269
Marketing	1,829	1,834	1,873
Professional fees	2,472	2,884	3,574
Amortization of intangibles	936	1,086	1,264
Data processing	3,144	3,170	2,961
Telecommunications	1,259	1,593	1,660
Other general operating	25,305	17,307	18,274
Total noninterest expense	75,117	69,214	72,093
Income before income taxes	6,855	16,172	3,072
Income tax expense (benefit)	2,022	4,741	(1,116)
Net income	4,833	11,431	4,188
Preferred stock dividends	1,044	1,349	1,428
Net income applicable to common shareholders	$ 3,789	$ 10,082	$ 2,760
Per common share information
Earnings (in dollars per share)	$ 0.36	$ 0.94	$ 0.26
Diluted earnings (in dollars per share)	$ 0.36	$ 0.90	$ 0.25
Dividends paid (in dollars per share)	$ 0.12	$ 0.04	$ 0.04
Average common shares issued and outstanding (in thousands)	10,527,818	10,731,165	10,746,028
Average diluted common shares issued and outstanding (in thousands)	10,584,535	11,491,418	10,840,854